ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss at December 31, net of taxes, were as follows:

	2015	2014
Release of foreign currency translation relating to acquisition of non-controlling interest	$178	$178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(7,428)	(5,415)
	$(7,978)	$(5,965)

During the second quarter of 2015, we classified an intercompany EUR denominated loan as a net investment in a foreign subsidiary which resulted in foreign exchange gains and losses on revaluation being prospectively classified in other comprehensive income.